CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                       CLAYMORE S&P GLOBAL WATER INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The sixth sentence in the "Index Construction" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Index is reconstituted semi-annually effective after the close of business of the third Fridays of April and October of each year, with a reference date for the data being the last trading dates of the previous March and September, respectively.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

March 2, 2010